As filed with the Securities and Exchange Commission on May 21, 2012

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 10	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 11 (Check appropriate box or boxes)	☒

ING SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. c/o ING Investments LLC 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on June 20, 2012 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A for ING Separate Portfolios Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 8 from May 22, 2012 to June 20, 2012 for the Registrant’s ING Pooled Emerging Markets Corporate Debt Fund, ING Pooled Emerging Markets Hard Currency Sovereign Debt Fund, ING Pooled Emerging Markets Local Currency Debt Fund, and ING Pooled Loan Fund. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 which was filed with the Securities and Exchange Commission on March 8, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 21st day of May, 2012.

ING Separate Portfolios Trust

By:	/s/Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

Shaun Mathews*	President, Chief Executive Officer and Interested Trustee	May 21, 2012

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	May 21, 2012

Colleen D. Baldwin*	Trustee	May 21, 2012

John V. Boyer*	Trustee	May 21, 2012

Patricia W. Chadwick*	Trustee	May 21, 2012

Peter S. Drotch*	Trustee	May 21, 2012

J. Michael Earley*	Trustee	May 21, 2012

Patrick W. Kenny*	Trustee	May 21, 2012

Sheryl K. Pressler*	Trustee	May 21, 2012

Roger B. Vincent*	Trustee	May 21, 2012

Robert W. Crispin*	Interested Trustee	May 21, 2012

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**

Powers of Attorney for Todd Modic, Shaun Mathews and each Trustee dated January 14, 2011 were filed as attachments to Post-Effective Amendment No. 6 to the Registrant’s Form N-1A Registration Statement on July 27, 2011 and incorporated herein by reference.